Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 84,924	$ 81,286
Hercules Capital, Inc. | Tranche One
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 50,000	$ 50,000